Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Credit Risk Exposure [line items]
Cash and cash equivalents	$ 886.8	$ 515.0	$ 219.7	$ 393.8
Environmental trust funds	79.3	69.5	$ 60.8
Banks and financial institutions [member]
Disclosure Of Credit Risk Exposure [line items]
Cash and cash equivalents	886.8	515.0
Environmental trust funds	$ 79.3	$ 69.5